Goodwill and Other Intangible Assets - Intangible Assets Deemed to Indefinite Life and Not Being Amortized (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	$ 29,727	$ 33,877
Operating Permits
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	6,600	6,600
Use Rights Not Subject To Amortization
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	20,282	24,432
Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	2,845	2,845
Building Materials Business
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	27,162	31,312
Building Materials Business | Operating Permits
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	6,600	6,600
Building Materials Business | Use Rights Not Subject To Amortization
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	20,282	24,432
Building Materials Business | Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	280	280
Magnesia Specialties
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	2,565	2,565
Magnesia Specialties | Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565